Financial Risk Management and Financial Instruments - Summary of Major Security Type, Financial Assets and Liabilities that are Measured at Fair Value on Recurring Basis and Category Using Fair Value Hierarchy (Details) - EUR (€)
€ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Financial assets at fair value
Total financial assets at fair value by level	€ 2,569	€ 1,950
Financial liabilities at fair value
Total financial liabilities at fair value by level	339	1,298
Convertible Notes
Financial liabilities at fair value
Total financial liabilities at fair value by level		944
Derivatives (Designated for Hedging) | Foreign Exchange Forwards
Financial liabilities at fair value
Total financial liabilities at fair value by level	6	5
Derivatives (Not Designated for Hedging) | Warrants
Financial liabilities at fair value
Total financial liabilities at fair value by level	333	346
Derivatives (Not Designated for Hedging) | Contingent Options
Financial liabilities at fair value
Total financial liabilities at fair value by level		3
Foreign Exchange Forwards | Derivatives (Designated for Hedging)
Financial assets at fair value
Total financial assets at fair value by level	6	6
Foreign Exchange Forwards | Derivatives (Not Designated for Hedging)
Financial assets at fair value
Total financial assets at fair value by level		2
Short Term Investments | Government Securities
Financial assets at fair value
Total financial assets at fair value by level	221	244
Short Term Investments | Agency Securities
Financial assets at fair value
Total financial assets at fair value by level	7	7
Short Term Investments | Corporate Notes
Financial assets at fair value
Total financial assets at fair value by level	343	330
Short Term Investments | Collateralized Reverse Purchase Agreements
Financial assets at fair value
Total financial assets at fair value by level	344	451
Other | Derivatives (Not Designated for Hedging)
Financial assets at fair value
Total financial assets at fair value by level	2
Long Term Investment
Financial assets at fair value
Total financial assets at fair value by level	1,646	910
Level 1
Financial assets at fair value
Total financial assets at fair value by level	1,794	206
Level 1 | Short Term Investments | Government Securities
Financial assets at fair value
Total financial assets at fair value by level	164	206
Level 1 | Long Term Investment
Financial assets at fair value
Total financial assets at fair value by level	1,630
Level 2
Financial assets at fair value
Total financial assets at fair value by level	757	834
Financial liabilities at fair value
Total financial liabilities at fair value by level	6	5
Level 2 | Derivatives (Designated for Hedging) | Foreign Exchange Forwards
Financial liabilities at fair value
Total financial liabilities at fair value by level	6	5
Level 2 | Foreign Exchange Forwards | Derivatives (Designated for Hedging)
Financial assets at fair value
Total financial assets at fair value by level	6	6
Level 2 | Foreign Exchange Forwards | Derivatives (Not Designated for Hedging)
Financial assets at fair value
Total financial assets at fair value by level		2
Level 2 | Short Term Investments | Government Securities
Financial assets at fair value
Total financial assets at fair value by level	57	38
Level 2 | Short Term Investments | Agency Securities
Financial assets at fair value
Total financial assets at fair value by level	7	7
Level 2 | Short Term Investments | Corporate Notes
Financial assets at fair value
Total financial assets at fair value by level	343	330
Level 2 | Short Term Investments | Collateralized Reverse Purchase Agreements
Financial assets at fair value
Total financial assets at fair value by level	344	451
Level 3
Financial assets at fair value
Total financial assets at fair value by level	18	910
Financial liabilities at fair value
Total financial liabilities at fair value by level	333	1,293
Level 3 | Convertible Notes
Financial liabilities at fair value
Total financial liabilities at fair value by level		944
Level 3 | Derivatives (Not Designated for Hedging) | Warrants
Financial liabilities at fair value
Total financial liabilities at fair value by level	333	346
Level 3 | Derivatives (Not Designated for Hedging) | Contingent Options
Financial liabilities at fair value
Total financial liabilities at fair value by level		3
Level 3 | Other | Derivatives (Not Designated for Hedging)
Financial assets at fair value
Total financial assets at fair value by level	2
Level 3 | Long Term Investment
Financial assets at fair value
Total financial assets at fair value by level	€ 16	€ 910